UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[ ]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
__________________________________________ to _________________________________________________
Date of Report (Date of earliest event reported): _______________________________________________________
Commission File Number of securitizer: _____________________________________________________________
Central Index Key Number of securitizer: ____________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Triton Container Finance VI LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor/sponsor:	0000758387
Central Index Key Number of issuing entity (if applicable):	0001707875
Central Index Key Number of underwriter (if applicable):	Not applicable

Marc A. Pearlin
Tel: (914) 697-2554
Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated June 4, 2018, of KPMG LLP, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Triton Container International Limited (Depositor/Sponsor)
By:	/s/ John Burns
Name:	John Burns
Title:	Chief Financial Officer
Dated:	June 4, 2018

EXHIBIT INDEX

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 4, 2018.